Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Quaint Oak Bancorp, Inc. (Parent Company Only)
Note 16 – Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31, 2011	December 31, 2010
Assets
Cash and cash equivalents	$516	$388
Investment in interest-earning time deposits	-	513
Investment in Quaint Oak Bank	14,409	13,871
Premises and equipment, net	973	985
Other assets	44	39
Total Assets	$15,942	$15,796

Liabilities and Stockholders' Equity
Other borrowings	$-	$423
Other liabilities	246	182
Stockholders' equity	15,696	15,191
Total Liabilities and Stockholders' Equity	$15,942	$15,796

Statements of Income

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Income
Interest income	$6	$35
Rental income	79	77
Total Income	85	112

Expenses
Occupancy and equipment expense	87	89
Other expenses	76	90
Total Expenses	163	179

Net Loss Before Income Taxes	(78)	(67)
Equity in Undistributed Net Income of Subsidiary	581	715
Income Tax Benefit	25	23
Net Income	$528	$671

Statements of Cash Flows

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

Operating Activities
Net income	$528	$671
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(581)	(715)
Depreciation expense	21	21
Deferred income taxes	-	(8)
Stock-based compensation expense	201	186
Accretion of investment securities discounts	-	(1)
(Increase) decrease in other assets	(5)	40
Increase in other liabilities	64	49
Net cash provided by operating activities	228	243

Investing Activities
Net decrease in investment in interest-earning time deposits	513	363
Purchase of investment securities	-	(4)
Proceeds from the sale or calls of investment securities available for sale	-	505
(Purchase) sale of property and equipment	(9)	14
Net cash provided by investing activities	504	878

Financing Activities
Repayment of other borrowings	(423)	(19)
Dividends paid	(134)	(137)
Purchase of treasury stock	(47)	(2,901)
Net cash used in financing activities	(604)	(3,057)

Net Increase (Decrease) in Cash and Cash Equivalents	128	(1,936)
Cash and Cash Equivalents-Beginning of Period	388	2,324
Cash and Cash Equivalents-End of Period	$516	$388